Financial instruments (Details) - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jan. 04, 2022
Financial instruments
Owner payment (in Dollars)			$ 177,775
Ordinary shares (in Shares)		235,597	258,564
Share price risk rate	13.52%	14.02%
Revised poison pill mechanism, initial validity period	1 year
Additional validity period extended	1 year
Percentage of shares and voting interests				100.00%
Stratasys Ltd Member
Financial instruments
Owner payment (in Dollars)	$ 9,695,115
Share price risk value (in Dollars)	$ 86,190	$ 138,446
Share price risk rate	1.00%
Revaluation profit (loss) (in Dollars)	$ 52,256	23,462
Impact on profit or loss (in Dollars)	$ 862	$ 1,384
Share price risk description	On July 24, 2022, Stratasys’ board of directors approved a poison pill mechanism, which will block the possibility of controlling or having a significant influence on Stratasys without the approval of Stratasys’ board of directors. In accordance with the approved poison pill, when there will be a shareholder who owns 15% of Stratasys, every other shareholder will be entitled to purchase a new share issued to such shareholder by Stratasys at a price of $0.01 per share, and in this way will be able to dilute the shareholder who owns 15%, which is not entitled to this right, unless the purchase of the shares that reached the 15% threshold was approved by the Stratasys’ board of directors. The poison pill was valid for one year, until July 24, 2023.